PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET [Text Block]
NOTE 13	PROPERTY AND EQUIPMENT, NET
	September 30,	December 31,
	2011	2010

Buildings	$115,538	$111,804
Leasehold improvements	1,468,555	1,314,016
Medical equipment	3,528,593	3,319,221
Motor vehicles	167,190	290,751
Office equipment	605,527	582,302
Deposits paid for property and equipment	4,300,516	1,482,309
	10,185,919	7,100,403
Less: Accumulated depreciation	(1,799,090)	(1,092,205)
	$8,386,829	$6,008,198

Depreciation expenses for the three and nine months ended September 30, 2011 and 2010 were $247,469, $146,451, $683,458 and $370,791 respectively.

As of September 30, 2011 and December 31, 2010, included in deposits paid for property and equipment are advance payments of renovation costs paid on behalf of the subsidiary which is still in the process of incorporation amounting to $4,300,516 and $1,482,309 respectively.

7.	PROPERTY AND EQUIPMENT, NET

The following is a summary of property and equipment at December 31, 2010 and 2009:
	2010	2009
	(consolidated)	(combined)

Buildings	$111,804	$52,726
Leasehold improvements	1,314,016	493,021
Medical equipment	3,319,221	1,136,160
Office equipment	582,302	220,606
Motor vehicles	290,751	92,388
Deposits paid for property and equipment	1,482,309	282,279
	7,100,403	2,277,180
Less: accumulated depreciation	(1,092,205)	(647,519)

Property and equipment, net	$6,008,198	$1,629,661

Depreciation expenses for the years ended December 31, 2010 and 2009 were $546,399 and $332,599 respectively.

As of December 31, 2010 and 2009, included in deposits paid for property and equipment are advance payment of renovation cost paid on behalf of the subsidiary which is still in the process of incorporation amounting to $1,482,309 and $0 respectively.